LIABILITY TO ISSUE STOCK AND ELOC COMMITMENT FEE (Details Narrative) - USD ($)	1 Months Ended
	May 21, 2024	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Liability to issue shares		$ 4,416,255	$ 9,935,950	$ 10,710,000
Liability to issue shares, net of current portion		437,358	1,827,889
Common stock, shares, percent of total outstanding	9.99%
Commitment fee liability		6,000,000
Esousa Llc [Member]
Commitment fee liability		$ 6,000,000.0
Common stock, shares, potentially liable to issue (in shares)		2,500,000
Esousa Llc [Member] | Maximum [Member]
Equity line of credit, limit	$ 150,000,000
Trading volume, percent	20.00%
Chief Executive Officer [Member]
Liability to issue shares		$ 4,100,000	9,900,000
Liability to issue shares, net of current portion		400,000	$ 1,800,000
Consultants [Member]
Liability to issue shares		100,000
Liability to issue shares, net of current portion		$ 200,000